Related Party Transactions (Affiliated Notes Receivable) (Details) - Affiliated Entity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total long-term notes receivable - affiliated	$ 148,076	$ 162,045
U.S. Dollar fixed rate notes
Related Party Transaction [Line Items]
Total long-term notes receivable - affiliated	$ 148,076	$ 162,045
U.S. Dollar fixed rate notes | Minimum
Related Party Transaction [Line Items]
Interest Rates	0.00%
U.S. Dollar fixed rate notes | Maximum
Related Party Transaction [Line Items]
Interest Rates	14.85%